Advances for Vessel Acquisitions	6 Months Ended
Jun. 30, 2013
Advances for Vessel Acquisitions Disclosure [Abstract]
Advances for Vessel Acquisitions [Text Block]

5. Advances for Vessels Acquisitions:
(a) Advances for newbuild vessels
On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,403 TEU capacity at a contract price per newbuild vessel of $95,080. These three newbuild vessels are scheduled to be delivered between December 2013 and February 2014, and the Company entered into ten-year charter party agreements from their delivery from the shipyard at a daily rate of $43 each.
On January 28, 2011, the Company, through its two wholly-owned subsidiaries Jodie Shipping Co. and Kayley Shipping Co., contracted with a shipyard for the construction and purchase of two newbuild vessels (Hulls S4010 and S4011), each of approximately 8,827 TEU capacity. The Company entered into ten-year charter party agreements from their delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed with respect to the three 9,403 TEU vessels discussed in the preceding paragraph. The newbuild vessels MSC Athens (Hull S4010) and MSC Athos (Hull S4011) were delivered to the Company on March 14, 2013 and April 8, 2013, respectively, and the amount of $196,675, in aggregate, which includes the contract price, capitalized interest and financing costs and other capitalized costs, was transferred to Vessels, net. Upon their delivery, MSC Athens and MSC Athos commenced their ten-year charter party agreement.
On April 20, 2011, the Company, through its five wholly- owned subsidiaries Quentin Shipping Co., Raymond Shipping Co., Sander Shipping Co., Terance Shipping Co. and Undine Shipping Co., contracted with a shipyard for the construction and purchase of five newbuild vessels (Hulls S4020, S4021, S4022, S4023 and S4024), each of approximately 8,827 TEU capacity. The Company entered into long-term time charter agreements for the employment of each of the above newbuild vessels immediately upon delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed on September 21, 2010, for the three approximately 9,403 TEU vessels discussed above. The newbuild vessels Valor (S4020) and Value (S4021) were delivered to the Company on June 3, 2013 and June 25, 2013, respectively, and the amount of $196,321, in aggregate, which includes the contract price, capitalized interest and financing costs and other capitalized costs, was transferred to Vessels, net. Upon their delivery, Valor and Value commenced their long-term charter party agreement. The Hulls S4022, S4023 and S4024 are scheduled to be delivered to the Company during the third quarter of 2013.
The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their deliveries, of which $639,227 was paid up to June 30, 2013 ($324,329 paid up to December 31, 2012 and $314,898 paid during the six-month period ended June 30, 2013).
The amount of $339,552 and $270,547 is included in Advances for vessel acquisitions in the accompanying 2012 and 2013 consolidated balance sheets, respectively, and represents amounts paid to the shipyards and other costs, as analyzed below:

	2012	2013
Pre-delivery installments	324,329	639,227
Capitalized interest and finance costs	8,053	12,055
Other capitalized costs	7,170	12,261
Transferred to Vessels, net	-	(392,996)
Total	339,552	270,547

(b) Advances for second hand vessels
On May 14, 2013, the Company contracted to acquire the 1998 built container vessel X-Press Padma at a contract price of $4,750. As at June 30, 2013, the Company has made an advance payment of $475 representing 10% of the contract price and such amount is included in Advances for vessels acquisitions in the accompanying 2013 consolidated balance sheet. The vessel was delivered to the Company on July 3, 2013 (Note 18 (b) and (c)).